S000001247 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
STOCK INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	17.79%	14.33%	14.71%
STOCK INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.94%	13.29%	13.68%
STOCK INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.07%	11.25%	12.02%